CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Real estate properties under development	$ 2,135,226,368	$ 1,719,135,164
Accounts payable and notes payable	482,028,204	524,663,366
Other payables and accrued liabilities	242,832,041	199,661,165
Payroll and welfare payable	$ 11,923,036	$ 19,521,772
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	129,966,045	131,426,741
Common stock, shares outstanding	129,966,045	131,426,741
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 118,406,540	$ 105,056,385
Accounts payable and notes payable	2,367,075	2,321,966
Other payables and accrued liabilities	2,667,181	1,583,399
Payroll and welfare payable	$ 1,603	$ 0